UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter ended:  September 30, 2007"

Check here if Amendment  [  ];	Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	"Ramajal, LLC"
Address: 800 West Sixth Street
	 Suite 728
	"Los Angeles, CA  90017"

13F File Number:	028-13629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John F. Hotchkis
Title:	Chairman
Phone:	213-488-0100
"Signature, Place, and Date of Signing:"
"John F. Hotchkis, Los Angeles, California, December 9, 2009"



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		46

Form 13F Information Table Value total:		$162,772,000 (x1000)

List of Other Included Managers:

                                                                  FORM 13F INFO RMATIO N TABLE
                                                         VALUE    SHARES/  SH/  PUT/   INVSTMT  OTHER     VOT      ING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN  CALL   DSCRETN  MANAGERS  SOLE     SHARED   NONE
------------------------------ ---------------- ----------------- -------- ---  ----   -------  ------------------ -------- --------
ABBOTT LABS                    COM              002824100   322000     6000 SH         SOLE        	                        6000
ALCOA INC                      COM              013817101  2543000    65000 SH         SOLE                                    65000
ALTRIA GROUP INC               COM              02209S103  6966000   100190 SH         SOLE                                   100190
AT&T INC                       COM              00206R102  3687000    87146 SH         SOLE                                    87146
BANK OF AMERICA                COM              060505104  7173000   142694 SH         SOLE                                   142694
BP PLC                         Spon ADR         055622104  4434000    65416 SH         SOLE                                    65416
CHEVRON CORP                   COM              166764100  3256000    34796 SH         SOLE                                    34796
CONOCO PHILLIPS                COM              20825C104  7606000    86656 SH         SOLE                                    86656
COSTCO WHSLE                   COM              22160K105  5048000    82250 SH         SOLE                                    82250
DOW CHEMICAL                   COM              260543103   215000     5000 SH         SOLE                                     5000
DUPONT                         COM              263534109  1352000    27276 SH         SOLE                                    27276
EXXON MOBIL                    COM              30231G102  8040000    86860 SH         SOLE                                    86860
FORTUNE BRANDS INC             COM              349631101  2942000    36100 SH         SOLE                                    36100
GENERAL ELECTRIC               COM              369604103  6560000   158450 SH         SOLE                                   158450
HARSCO CORP                    COM              415864107   996000    16800 SH         SOLE                                    16800
HOME DEPOT                     COM              437076102  5467000   168520 SH         SOLE                                   168520
HSBC HOLDINGS                  SPON ADR - NEW   404280406  5890000    63607 SH         SOLE                                    63607
IBM                            COM              459200101   371000     3148 SH         SOLE                                     3148
IMS HEALTH INC                 COM              449934108  1103000    36000 SH         SOLE                                    36000
JOHNSON & JOHNSON              COM              478160104  6888000   104840 SH         SOLE                                   104840
JP MORGAN CHASE                COM              46625H100  4832000   105450 SH         SOLE                                   105450
KRAFT FOODS INC                CLA              50075N104  5326000   154342 SH         SOLE                                   154342
LOCKHEED MARTIN CORP           COM              539830109  7008000    64600 SH         SOLE                                    64600
LYONDELL CHEMICAL              COM              552078107  7944000   171400 SH         SOLE                                   171400
MARATHON OIL                   COM              565849106  5209000    91360 SH         SOLE                                    91360
MERRILL LYNCH & CO             COM              590188108  1468000    20600 SH         SOLE                                    20600
METLIFE INC                    COM              59156R108  6571000    94230 SH         SOLE                                    94230
MOLEX INC                      COM              608554101   473000    17550 SH         SOLE                                    17550
MOLEX INC CI A NONVOTING       CLA              608554200   449000    17720 SH         SOLE                                    17720
NORTHROP GRUMMAN               COM              666807102  7332000    94000 SH         SOLE                                    94000
PFIZER INC                     COM              717081103  4527000   185300 SH         SOLE                                   185300
PROCTER & GAMBLE               COM              742718109  8223000   116900 SH         SOLE                                   116900
ROYAL DUTCH SHELL              SPON ADR A       780259206  3231000    39315 SH         SOLE                                    39315
SCHLUMBERGER LTD               COM              806857108   273000     2600 SH         SOLE                                     2600
CHARLES SCHWAB CORP            COM              808513105   318000    14700 SH         SOLE                                    14700
SIGMA-ALDRICH                  COM              826552101  1827000    37480 SH         SOLE                                    37480
SYSCO CORP                     COM              871829107   261000     7340 SH         SOLE                                     7340
TESORO CORP                    COM              881609101   920000    20000 SH         SOLE                                    20000
TIME WARNER INC                COM              887317105   202000    11000 SH         SOLE                                    11000
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307   234000     2000 SH         SOLE                                     2000
VERIZON COMMUNICATIONS         COM              92343V104   701000    15828 SH         SOLE                                    15828
WALT DISNEY CO                 COM DISNEY       254687106   445000    12940 SH         SOLE                                    12940
WASHINGTON MUTUAL              COM              939322103  3359000    95125 SH         SOLE                                    95125
WELLS FARGO                    COM              949746101  6796000   190800 SH         SOLE                                   190800
WEYERHAEUSER                   COM              962166104  3781000    52300 SH         SOLE                                    52300
WPP GROUP                      SPON ADR 0905    929309409   203000     3000 SH         SOLE                                     3000